Bank Indebtedness - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Description of interest rate	Advances under the $40 million facility are available at the bank’s prime lending rate, U.S. base rate, U.S. LIBOR rate plus applicable margin, or applicable margin for Banker’s Acceptances, or in combination, and under the US$15 million facility at the bank’s prime lending rate.
Top of range [member] | Secured Demand Letter of Credit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount of increase (decrease) of the credit facility.		$ 40
Bottom of range [member] | Secured Demand Letter of Credit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount of increase (decrease) of the credit facility.		30
40.0 Million Secured Operating Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity	$ 40,000		$ 40,000
Line of credit outstanding	0		0
Letters of credit outstanding	28,000		7,000
15.0 Million Secured Operating Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity		15		$ 15
Line of credit outstanding	0		0
40.0 Million Operating Facilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity		40		30
Line of credit outstanding	$ 0		$ 0
Letters of credit outstanding		$ 31		$ 3